RETIREMENT BENEFIT OBLIGATIONS - Plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of plan assets [line items]
Market value of assets	$ 1,556	$ 1,413	$ 1,350
Retirement benefits expenses	64	23	58
Retirement benefit expense	64	23	58
Defined contributions plan expenses	51	48	49
Defined benefit plan expenses	13	25	9
Outstanding payments	0	0	0
Total cost charged for the plans	13	25	9
UK Plan
Disclosure of fair value of plan assets [line items]
Market value of assets	907	840	811
Defined benefit plan expenses	1	(41)	7
Curtailment gain	54	44
Past service credit, redundancies		5
Gain from benefit options			5
Service cost		7	9
Past service credit		(49)	(7)
Settlement loss/(gain)		1	2
Net interest cost, administration and taxes	1		3
Total cost charged for the plans	1	(41)	7
UK Plan | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	8	6	5
Equity securities	235	213	234
Other Bonds	43	38	43
Liability driven investments	192	239	171
Diversified growth funds	152	130	144
Market value of assets	630	626	597
UK Plan | Other assets
Disclosure of fair value of plan assets [line items]
Insurance contracts	277	214	214
US Plan
Disclosure of fair value of plan assets [line items]
Defined benefit plan expenses	2	3	4
Net interest cost, administration and taxes	2	3	4
Total cost charged for the plans	2	3	4
US Plan | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Equity securities	88	178	166
Government bonds – fixed interest	201	128	119
Corporate bonds	201	128	119
Market value of assets	490	434	404
Other Plans
Disclosure of fair value of plan assets [line items]
Market value of assets	159	139	135
Other Plans | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	4	4	9
Equity securities	43	35	35
Government bonds – fixed interest	4	3	5
Government bonds – Index Linked	3	3	9
Corporate bonds	11	11	13
Insurance contracts	36	34	28
Property	19	12	8
Other quoted securities	2	2	1
Market value of assets	122	104	108
Other Plans | Other assets
Disclosure of fair value of plan assets [line items]
Insurance contracts	$ 37	$ 35	27
US Retirement Healthcare
Disclosure of fair value of plan assets [line items]
Past service credit, plan amendments			$ 16